EQUITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020
Shares
Issued	60,000	6,608,789
Exercised	(801,486)
Forfeited	0	384,359
Expired	(108,756)
Share Outstanding at ending of period	21,714,013	22,564,255	20,016,367
Exercisable at end of period	21,714,013	22,564,255
Weighted Average Exercise Price Issued	$ 0	$ 2.117
Weighted Average Exercise Price Exercised	(0.956)
Weighted Average Exercise Price Forfeited	1.842	3.300	$ 2.593
Weighted Average Exercise PriceExpired	(1.000)	0
Outstanding at ending of period	$ 1.001	$ 0.998	1.161
Outstanding at beginning of period	22,564,255	20,016,367
Exercised		(3,676,542)
Forfeited	0	(384,359)
Weighted Average Exercise Price
Outstanding at beginning of period	$ 0.998	$ 1.161
Exercised		(0.582)
Forfeited	1.842	3.300	$ 2.593
Expired	$ 1.000	$ 0